Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Major components of tax expense (income) [abstract]
Deferred tax liabilities	$ (4,057)	$ (2,016)
Deferred tax assets	4,652	2,946
Total	$ 595	$ 930